Leases - Schedule of Right of Use Asset (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balances		R$ 387,000	R$ 398,000
Amortization	[1]	(67,000)	(58,000)
Business combination adjustment		1,000	1,000
Disposals (contracts terminated)		(8,000)	(11,000)
Addition		40,000	39,000
Remeasurement	[2]	16,000	18,000
Balances		369,000	387,000
PIS/PASEP and COFINS [member]
IfrsStatementLineItems [Line Items]
Amortization		(982)	(835)
Real estate property [member]
IfrsStatementLineItems [Line Items]
Balances		264,000	246,000
Amortization	[1]	(18,000)	(15,000)
Business combination adjustment		1,000	1,000
Disposals (contracts terminated)		(4,000)	(7,000)
Addition		13,000	31,000
Remeasurement	[2]	16,000	8,000
Balances		R$ 272,000	264,000
Weighted average annual amortization rates		7.00%
Vehicles [Member]
IfrsStatementLineItems [Line Items]
Balances		R$ 123,000	152,000
Amortization	[1]	(49,000)	(43,000)
Business combination adjustment
Disposals (contracts terminated)		(4,000)	(4,000)
Addition		27,000	8,000
Remeasurement	[2]		10,000
Balances		R$ 97,000	R$ 123,000
Weighted average annual amortization rates		49.94%

[1]

Amortization of the Right of Use recognized in the Statement of income is net of use of the credits of PIS/Pasep and Cofins taxes on payments of rentals, a total R$0.982 in 2025 (R$0.835 in 2024). The weighted average annual amortization rates are 7.0% for real estate and 49.94% for vehicles.

[2]	The Company has identified events giving rise to revaluation and modifications of their principal contracts. The leasing liabilities are restated with adjustment to the asset of Right of Use.